12. FINANCIAL ASSETS AND LIABILITIES (Details 11) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 3,751	$ 2,333
Interest expense	(11,746)	(8,588)
Foreign exchange, net	(32,549)	(5,819)
Results from financial instruments at fair value	2,415	2,324
Discounted value measurement	(2,713)	(213)
Other financial results	284	(228)
Total	(40,558)	(10,191)
Financial assets/liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Interest income	3,555	2,076
Interest expense	(10,902)	(8,173)
Foreign exchange, net	(32,653)	(7,138)
Results from financial instruments at fair value	0	0
Discounted value measurement	(2,713)	(213)
Other financial results	363	(167)
Total	(42,350)	(13,615)
Financial assets/liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Interest income	196	257
Interest expense	0	0
Foreign exchange, net	3,260	1,850
Results from financial instruments at fair value	2,415	2,324
Discounted value measurement	0	0
Other financial results	0	0
Total	5,871	4,431
Subtotal financial assets/liabilities
Disclosure of detailed information about financial instruments [line items]
Interest income	3,751	2,333
Interest expense	(10,902)	(8,173)
Foreign exchange, net	(29,393)	(5,288)
Results from financial instruments at fair value	2,415	2,324
Discounted value measurement	(2,713)	(213)
Other financial results	363	(167)
Total	(36,479)	(9,184)
Non Financial assets/liabilities
Disclosure of detailed information about financial instruments [line items]
Interest income	0	0
Interest expense	(844)	(415)
Foreign exchange, net	(3,156)	(531)
Results from financial instruments at fair value	0	0
Discounted value measurement	0	0
Other financial results	(79)	(61)
Total	$ (4,079)	$ (1,007)